Share-Based Compensation (Summary of Stock Option Plan granted) (Detail)	12 Months Ended
Dec. 31, 2022
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Shares 1
Units Granted	375,483
Units Outstanding	3,885,478
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting Period	On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period
Maximum term	Not applicable
Settlement Period	Cash
Units Granted	508,528
Units Outstanding	2,011,838
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting Period	On third anniversary of grant date and not subject to performance conditions
Maximum term	Not applicable
Settlement Period	Cash
Units Granted	497,766
Units Outstanding	1,483,868
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Non-executive directors
Granted	At the discretion of the Board of Directors
Vesting Period	Fully vest upon grant
Maximum term	Not applicable
Settlement Period	Cash 2
Units Granted	23,721
Units Outstanding	392,550
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Awards no longer granted; legacy awards only
Granted	Awards no longer granted; legacy awards only
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Cash
Units Granted	0
Units Outstanding	228,172